Share-based payments - Long-Term Incentive Plan (LTIP) (Details)												1 Months Ended	12 Months Ended
	Apr. 01, 2023 Option	Mar. 31, 2023 shares	Apr. 01, 2022 Option € / shares	Mar. 31, 2022	Mar. 01, 2022 $ / shares	Jan. 01, 2022 Option € / shares	Aug. 01, 2021 Option	Jul. 01, 2021 Option € / shares	Mar. 01, 2021 Option € / shares	Dec. 01, 2020 Option	Nov. 16, 2020 Option € / shares	Jan. 31, 2022	Dec. 31, 2023 Option	Dec. 31, 2022 Option € / shares	Dec. 31, 2022 $ / shares	Apr. 01, 2022 $ / shares	Jan. 01, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares	Jul. 01, 2021 $ / shares	Mar. 01, 2021 $ / shares	Nov. 16, 2020 $ / shares
Share-based payments
Exercise price of options granted | $ / shares					$ 19.35
Vesting percentage (as a percent)					25.00%
Number of days increase related to percentage of stock price													10 days
LTIP Stock Options
Share-based payments
Number of share options granted					130,000
LTIP Stock Options | Chief Scientific Officer
Share-based payments
Number of share options granted					25,000						266,155
Exercise price of options granted | € / shares											€ 10.04
Threshold duration of volume weighted average price											10 days
Vesting period (in years)											4 years
Vesting percentage (as a percent)											25.00%
Percentage of increase in share price											20.00%
Exercised during the period													0	(6,303)
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of share options granted					25,000					266,156
Vesting period (in years)											10 years
Percentage of increase in share price											10.00%
Number of days increase related to percentage of stock price														10 days
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Minimum
Share-based payments
Vesting period (in years)											1 year
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Maximum
Share-based payments
Vesting period (in years)											3 years
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | First tranche
Share-based payments
Exercise price of options granted | (per share)											€ 43.87			€ 81.65	$ 98.57			€ 81.48	$ 98.36			$ 52.96
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Second tranche
Share-based payments
Exercise price of options granted | (per share)																		€ 33.07	$ 39.92
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer | Third tranche
Share-based payments
Exercise price of options granted | (per share)														€ 7.35	$ 7.68
LTIP Stock Options | Key employees
Share-based payments
Number of share options granted			700			9,500			2,000
Exercise price of options granted | (per share)			€ 17.45			€ 30.67			€ 77.73							$ 19.28	$ 33.87				$ 88.16
Threshold duration of volume weighted average price			10 days	10 years		30 days			10 days
Vesting period (in years)			4 years			4 years			4 years
Vesting percentage (as a percent)			25.00%						25.00%			25.00%
Percentage of increase in share price			20.00%						10.00%			20.00%
Number of days increase related to percentage of stock price												10 days
LTIP Stock Options | Chief Operating Officer
Share-based payments
Number of share options granted					25,000
Exercise price of options granted | (per share)								€ 70.92												$ 84.03
Threshold duration of volume weighted average price								20 days
Vesting period (in years)								4 years
Vesting percentage (as a percent)								25.00%
Percentage of increase in share price								20.00%
Number of days increase related to percentage of stock price								10 days
Exercised during the period								(20,000)
LTIP Stock Options | Chief Development Officer
Share-based payments
Exercise price of options granted | (per share)								€ 46.16												$ 54.79
Vesting period (in years)								4 years
Vesting percentage (as a percent)								25.00%
Percentage of increase in share price								20.00%
Number of days increase related to percentage of stock price								10 days
Exercised during the period							(30,000)
LTIP Stock Options | Chief Financial Officer
Share-based payments
Number of share options granted					25,000
LTIP Stock Options | the Chief Executive Officer
Share-based payments
Number of share options granted	144,379				30,000
Restricted Stock Units
Share-based payments
Vesting percentage (as a percent)													0.33%
Restricted Stock Units | LTIP Stock Options
Share-based payments
Vesting period (in years)														3 years
Vesting percentage (as a percent)													0.33%
Restricted Stock Units | Members of supervisory board | LTIP Stock Options
Share-based payments
Number of share options granted | shares		92,701